Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 8. Goodwill
Changes in the carrying amount of goodwill for the periods presented in accompanying consolidated financial statements are as follows (in thousands):

Balance as of December 31, 2021	$346,418
Goodwill acquired (1)	20
Effect of currency translation remeasurement	(36,544)

Balance as of December 31, 2022	$309,894
Effect of currency translation remeasurement	16,117

Balance as of December 31, 2023	$326,011

(1)	Working capital adjustment in the first quarter of fiscal year 2022 for the FanHub acquisition
No impairment of goodwill was recognized for the years ended December 31, 2023, 2022 and 2021.